Expense Example - Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul - Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 978